Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Capital Commitments for Construction of Property	As of December 31, 2017, capital commitments for construction of property are as follows:

Year 2018	$11,346
Year 2019 and thereafter	8,556

$19,902